OTHER NON-CURRENT LIABILITIES - Other Non-Current Liabilities by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Long-term income tax payable	$ 270	$ 259
Derivative liabilities (note 25f)	0	2
Provision for offsite remediation	57	45
Other	179	174
Other non-current liabilities	1,743	1,744
Pueblo Viejo
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Deposit on agreement	426	459
Pascua-Lama
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Deposit on agreement		805
Pascua-Lama | Pueblo Viejo
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Revenue from contracts with customers	76	$ 94
Cash-generating units [member] | Pascua-Lama
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Deposit on agreement	$ 811